Receipts in Advance and Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in advance	$ 18,198	$ 13,142
Deferred revenue	20,980	30,700
Total	$ 39,178	$ 43,842